Unit-Based Compensation (Narrative) (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units vested	200.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units vested	0.00%
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted at a weighted average grant-date fair value	237
Amount of common units granted at a weighted average grant-date fair value	24.13
Total fair value on date of grant	23.34
Time Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Common units granted at a weighted average grant-date fair value	124
Performance Based Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting period	3
Common units granted at a weighted average grant-date fair value	113